OTHER RECEIVABLES AND PREPAID EXPENSES (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Other Accounts Receivables Abstract
Suppliers advances	$ 2,294	$ 1,524